Consolidated Statements of Changes in Stockholders' Equity (deficiency) - USD ($) $ in Thousands		Total		Management [Member]	Voting Common Stock Outstanding [Member]	Voting Common Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Management [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balance at Mar. 30, 2019		$ 13,783				$ 93,348	$ 19,120		$ (98,473)	$ (212)
Beginning Balance, Shares at Mar. 30, 2019					17,960,881
Net loss		(12,779)							(12,779)
Cumulative translation adjustment	[2]	(15)	[1]							(15)
Total other comprehensive income (loss)		(12,794)
Exercise of stock options		10				20	(10)
Exercise of stock options, Shares					10,000
Compensation expense resulting from stock options and stock appreciation rights granted to Management		21					21
Cumulative effect of adjustment from adoption Of a new accounting standard | Accounting Standards Update 2016-02 [Member]	[3]	2,390							2,390
Ending Balance at Mar. 28, 2020		$ 3,410				93,368	19,131		(108,862)	(227)
Ending Balance, Shares at Mar. 28, 2020		17,970,881			17,970,881
Net loss		$ (5,838)							(5,838)
Cumulative translation adjustment	[2]	130	[1]							130
Total other comprehensive income (loss)		(5,708)
Exercise of stock options		$ 876				1,748	(872)
Exercise of stock options, Shares		226,853			358,062
Ending Balance at Mar. 27, 2021		$ (1,422)				95,116	18,259		(114,700)	(97)
Ending Balance, Shares at Mar. 27, 2021		18,328,943			18,328,943
Net loss		$ 1,287							1,287
Cumulative translation adjustment	[2]	67	[1]							67
Total other comprehensive income (loss)		$ 1,354
Exercise of stock options, Shares		138,147
Compensation expense resulting from stock options and stock appreciation rights granted to Management				$ 263				$ 263
Modification of certain awards from cash settled to equity settled		$ 5,495					5,495
Exercise of stock options and warrants		174				522	(348)
Exercise of stock options and warrants, Shares					186,970
Ending Balance at Mar. 26, 2022		$ 5,864				$ 95,638	$ 23,669		$ (113,413)	$ (30)
Ending Balance, Shares at Mar. 26, 2022		18,513,413			18,515,913

[1]	Item that may be reclassified to the Statement of Operations in future periods
[2]	The change in cumulative translation adjustments is not due to reclassifications out of accumulated other comprehensive income (loss).
[3]	As described in Note 2 (q).